Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 13. SUBSEQUENT EVENTS

On July 19, 2018, the Company and Comanche National Corporation (“Comanche”), entered into an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the acquisition by the Company of Comanche pursuant to the merger of Comanche with and into the Company, with the Company surviving the merger. Pursuant to the terms and subject to the conditions of the Reorganization Agreement, which has been approved by the Board of Directors of each of the Company and Comanche, the transaction provides for the payment to Comanche shareholders of an estimated $12.2 million in cash and 2,142,857 shares of the Company’s common stock, subject to certain adjustments. The transaction is expected to close in the fourth quarter of 2018, subject to the satisfaction of customary closing conditions, including the receipt of regulatory approvals and the approvals of the Company’s and Comanche’s respective shareholders.